STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	3 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
Distribution paid (in dollars per unit)	$ 0.00	$ 0.04	$ 0.00	$ 0.88	$ 0.32	$ 0.51	$ 0.46	$ 0.08
Distributions declared per unit (in dollars per unit)	$ 0.05			$ 0.64		$ 0.57